Pension Schemes - Parameters assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sesitivity analysis for actuarial assumptions
Discount rate	1.40%	0.10%
Inflation rate	2.00%	2.00%
Salary increase (in excess of inflation)	1.00%	0.00%
Withdrawal rate based on age (minimum)	0.00%	1.50%
Withdrawal rate based on age (maximum)	12.00%	8.50%